Borrowings - Schedule of lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	£ 1,119	£ 1,062
Less: finance charges allocated to future periods	(226)	(233)
Lease liabilities	893	829
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	172	143
Lease liabilities	145	120
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	491	425
Lease liabilities	407	347
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	456	494
Lease liabilities	£ 341	£ 362